General Municipal
Money Market Fund

ANNUAL REPORT
November 30, 2001






The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            16   Statement of Assets and Liabilities

                            17   Statement of Operations

                            18   Statement of Changes in Net Assets

                            19   Financial Highlights

                            22   Notes to Financial Statements

                            27   Report of Independent Auditors

                            28   Important Tax Information

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                              General Municipal
                                                              Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We present this annual report for General Municipal Money Market Fund, covering the 12-month period from December 1, 2000 through November 30, 2001. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Colleen Meehan.

Even before the devastating terrorist attacks of September 11, a slowing economy had prompted the Federal Reserve Board (the "Fed") to reduce short-term interest rates aggressively. After the attacks, the Fed reduced rates even further in an attempt to offset the adverse economic effects that resulted from the disruption in business activity and consumer spending. Recent events have prolonged existing economic weakness, but we believe that the U.S. may begin to see signs of economic recovery in the months ahead.

In the meantime, there is little doubt that money market yields will remain low and that the investment environment will continue to be challenging. At times like these, emotions should be set aside in favor of an objective, rational view of prevailing risks and opportunities. It is important during any time of market uncertainty to seek professional management and professional advice, both of which are cornerstones of our investment approach. We encourage you to contact your financial advisor for information about ways to refine your investment strategies.

For additional market perspectives, we have created "Investing In Uncertain Markets," a publication designed to help you weather the storm through the long-term application of four fundamental principles of successful investing. Visit www.dreyfus.com to order or download a copy.

Thank you for your continued confidence and support.

Sincerely,

/s/Stephen E. Canter
Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 14, 2001

2


DISCUSSION OF FUND PERFORMANCE

Colleen Meehan, Portfolio Manager

How did General Municipal Money Market Fund perform during the period?

For the 12-month period ended November 30, 2001, the fund's Class A shares produced a 2.56% yield, Class B shares produced a 2.14% yield and Class X shares produced a 2.08% yield. Taking into account the effects of compounding, the fund's Class A, Class B and Class X shares produced effective yields of 2.59%, 2.16% and 2.10%, respectively, during the same period.(1)

We attribute the fund's performance to a weakening economy and a declining stock market, which caused tax-exempt money market yields to fall amid surging demand from investors seeking an investment alternative for their assets. However, unexpected increases in the supply of tax-exempt money market instruments caused their yields to fall less than those of U.S. Treasury securities with comparable maturities.

What is the fund's investment approach?

The fund seeks to maximize current income exempt from federal personal income tax to the extent consistent with the preservation of capital and the maintenance of liquidity.

In so doing, we employ two primary strategies. First, we normally attempt to add value by investing substantially all of the fund's net assets in high quality municipal money market instruments that provide income exempt from personal income tax. Second, we actively manage the portfolio's average maturity in anticipation of what we believe are supply-and-demand changes in the short-term municipal marketplace and interest-rate trends.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the portfolio, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue sup-

                                                                      The Fund 3


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

ply competing for investor interest. New securities are generally issued with maturities in the one-year range, which in turn may lengthen the portfolio's average maturity. If we anticipate limited new-issue supply, we may then look to extend the portfolio's average maturity to maintain then current yields for as long as we believe practical. In addition, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund's performance?

According to economists, the nation's first recession in 10 years began in March 2001. Even before the United States officially entered the recession, however, the Federal Reserve Board (the "Fed") began to take steps to stimulate renewed economic growth, reducing short-term interest rates by 0.50 percentage points each in two separate moves in January 2001. From March through the end of the reporting period, the Fed eased eight more times. All told, the Fed reduced the benchmark federal funds rate a total of 4.50 percentage points, its lowest level since the 1960s. Yields on one-year tax-exempt notes continued to fall in this environment.

However, the extent to which tax-exempt yields fell was limited by the occurrence of two major economic shocks during the reporting period. The first was the California energy crisis, in which rising energy prices and a flawed deregulation plan sent a Southern California electric utility into bankruptcy. To avert widespread power disruptions, California issued $5.7 billion in new short-term debt. The second shock occurred on September 11, when terrorists destroyed New York's World Trade Center complex. Since then, New York has issued approximately $2.5 billion of tax-exempt short-term securities. These unexpected increases in the supply of tax-exempt money market instruments caused their yields to nearly match those of comparable maturity U.S. Treasury bills, which were in relatively short supply.

In this environment, we generally maintained the fund's weighted average maturity at a point that was longer than that of its peer group.

4

This positioning proved advantageous because it enabled us to lock in higher then prevailing yields for as long as was practical while short-term interest rates fell.

What is the fund's current strategy?

With the economy in recession and the economic outlook unclear, we have continued to strive to maintain a "laddered" portfolio, in which holdings mature in stages to help protect the fund against unexpected changes in interest rates. However, with yields on municipal notes currently at very low levels, we have recently focused primarily on commercial paper and municipal notes with six-month maturities for the laddered portion of the portfolio. Otherwise, as existing holdings have matured, we have had little choice but to reinvest in very short-term securities at today' s low yields. Of course, we may look to change our strategy and the portfolio's composition, as we deem appropriate, as market conditions evolve.

December 14, 2001

(1) EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. YIELDS PROVIDED FOR THE FUND'S CLASS B AND CLASS X SHARES REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S CLASS B AND CLASS X YIELDS WOULD HAVE BEEN LOWER. WITHOUT THE FUND'S EXPENSE ABSORPTION, THE FUND'S CLASS B SHARES WOULD HAVE PRODUCED A NET YIELD OF 2.08% AND AN EFFECTIVE NET YIELD OF 2.10%, AND THE FUND'S CLASS X SHARES WOULD HAVE PRODUCED A NET YIELD OF 2.05% AND AN EFFECTIVE NET YIELD OF 2.07%.

                                                             The Fund 5


STATEMENT OF INVESTMENTS

November 30, 2001



                                                                                              Principal
TAX EXEMPT INVESTMENTS--101.8%                                                                Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------
ALABAMA--2.0%

Alabama Association of Governmental Organizations, Revenue

   TRAN 2.75%, 9/30/2002 (Insured; AMBAC)                                                     5,000,000                5,036,765

The Industrial Development Board of the City of Fultondale, IDR

  VRDN (Melsur Corp. Project)

   1.81% (LOC; Key Bank Inc.)                                                                 4,875,000  (a)           4,875,000

Port City Medical Clinic Board, Revenue, VRDN (Infirmary Health)

   1.55% (Liquidity Facility: Bank of Nova Scotia
   and Kredietbank)                                                                           5,000,000  (a)           5,000,000

ARIZONA--3.7%

Apache County Industrial Development Authority, IDR, VRDN

  (Tucson Electric Power Springerville Project)

   1.55% (LOC; The Bank of New York)                                                          6,300,000  (a)           6,300,000

Arizona Educational Loan Marketing Corporation

  Educational Loan Revenue, VRDN

  1.60% (Insured; MBIA and LOC; State Street Bank and

   Trust Co.)                                                                                10,675,000  (a)          10,675,000

Phoenix Industrial Development Authority, MFHR
   Refunding, VRDN

   (Southwest Village Apartments Project)

   1.50% (LOC; FNMA)                                                                         10,600,000  (a)          10,600,000

CALIFORNIA--1.0%

California Higher Education Loan Authority Inc.
  Student Loan Revenue

  2.70%, 7/1/2002 (LOC; Student Loan

   Marketing Association)                                                                     7,700,000                7,700,000

DELAWARE--2.7%

Delaware Economic Development Authority, IDR, VRDN

   (Delaware Clean Power Project) 1.75%
   (LOC; Motiva Enterprises)                                                                 20,000,000  (a)          20,000,000

DISTRICT OF COLUMBIA--2.0%

District of Columbia, College and University Revenue, VRDN

   (Trinity College) 1.55%  (LOC; First Union Bank)                                           9,675,000  (a)           9,675,000

District of Columbia Housing Finance Agency, SFMR

   3.50%, 3/25/2002 (LOC; AIG Funding Inc.)                                                   5,000,000                5,000,000

FLORIDA--3.5%

Bay County Housing Finance Authority, SFMR, VRDN

  Merlots Program 1.72% (Liquidity Facility; First Union

   Bank and LOC: FNMA and GNMA)                                                               5,875,000  (a)           5,875,000

Highlands County Health Facilities Authority, Revenues

  VRDN (Adventist Health System/Sunbelt Inc.):

    1.50% (Liquidity Facility; Bank One Corp. and LOC; Capital

         Markets Assurance)                                                                   7,000,000  (a)           7,000,000

6

                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

FLORIDA (CONTINUED)

Highlands County Health Facilities Authority, Revenues

  VRDN (Adventist Health System/Sunbelt Inc.) (continued):

      1.50% (LOC; SunTrust Bank)                                                              5,800,000  (a)           5,800,000

Orange County Health Facilities Authority, Revenues, VRDN

  (Florida Hospital Association Health Project)

  1.70% (LOC: The Bank of New York, Bank of Nova Scotia,

   Banque Paribas and CDC Funding Corp.)                                                      7,000,000  (a)           7,000,000

GEORGIA--9.6%

Albany Dougherty Payroll Development Authority, PCR

   Refunding, VRDN (Phillip Morris Co., Inc.) 1.65%                                          10,200,000  (a)          10,200,000

Cobb County Housing Authority, MFHR, Refunding, VRDN

   (Six Flags Association) 1.50% (LOC; FHLM)                                                  5,490,000  (a)           5,490,000

Columbia County Development Authority
   Private Schools Revenue, VRDN

   (Augusta Preparatory Project) 1.60%
   (LOC; Wachovia Bank)                                                                       4,100,000  (a)           4,100,000

Fayette County Development Authority, Educational
   Facilities Revenue

   VRDN (Catholic School Properties Inc. Project)

   1.55% (LOC; Wachovia Bank)                                                                 4,400,000  (a)           4,400,000

Fulton County Development Authority
   Educational Facilities Revenue

   VRDN (Donnellan School Inc. Project)

   1.55% (LOC; Wachovia Bank)                                                                 7,400,000  (a)           7,400,000

Georgia Road and Tollway Authority, Revenue, BAN

   2.75%, 11/20/2002                                                                         10,000,000               10,041,796

Gwinnett County School District, Construction Sales Tax

   Revenue, GO Notes, TAN 4.25%, 12/28/2001                                                  10,000,000               10,008,542

Jefferson Development Authority, IDR, VRDN

  (Ringwood Containers Project)

   1.70% (LOC; Bank of America)                                                               4,000,000  (a)           4,000,000

Macon Water Authority, Water and Sewer Revenue, VRDN

   1.55% (Liquidity Facility; Wachovia Bank)                                                 10,000,000  (a)          10,000,000

Savannah Economic Development Authority
   Exempt Facility Revenue, VRDN

   (Home Depot Project) 1.60%  (LOC; SunTrust Bank)                                           5,000,000  (a)           5,000,000

ILLINOIS--5.3%

Glendale Heights, MFHR, Refunding, VRDN

   (Glendale Lakes Project) 1.55% (LOC; FHLM)                                                 4,845,000  (a)           4,845,000

Illinois Educational Facilities Authority, Revenues, VRDN

  (Art Institute of Chicago) 1.55%

   (Liquidity Facility; Harris Trust and Savings Bank)                                        5,800,000  (a)           5,800,000

                                                                                                     The Fund 7

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ILLINOIS (CONTINUED)

Illinois Health Facilities Authority, Revenues:

  (Evanston Northwestern Corporation)

      2.90%, 5/31/2002                                                                        9,000,000                9,000,000

   VRDN:

      (Rehabilitation Institute of Chicago Project)

         1.60% (LOC; Bank of America)                                                        13,500,000  (a)          13,500,000

      (Resurrection Healthcare)

         1.50% (Insured; FSA and Liquidity Facility;
         LaSalle Bank)                                                                        5,600,000  (a)           5,600,000

INDIANA--1.7%

Indiana Development Finance Authority, Environmental Revenue

  (USX Corp. Project)

   2.05%, 2/7/2002 (LOC; Scotia Bank)                                                        10,000,000               10,000,000

Indiana Housing Finance Authority, SFMR, VRDN
   Merlots Program

   1.72% (Liquidity Facility; First Union Bank and

   LOC: FNMA and GNMA )                                                                       2,225,000  (a)           2,225,000

IOWA--1.0%

Louisa County, PCR, Refunding, VRDN

   (Midwest Power System Inc. Project) 1.65%                                                  7,000,000  (a)           7,000,000

KANSAS--3.9%

Kansas Development Finance Authority, MFHR, Refunding

  VRDN (Chesapeake Apartments Project)

   1.57% (LOC; Federal Home Loan Bank)                                                        5,000,000  (a)           5,000,000

Mission, MFHR, Refunding, VRDN (The Falls Apartments Project)

   1.66% (LOC; FNMA)                                                                          6,000,000  (a)           6,000,000

Shawnee County, Temporary Notes, GO Notes

   3.20%, 7/1/2002                                                                            3,760,000                3,763,974

Unified Government of Wyandotte County/Kansas City

  GO Notes:

    Municipal Temporary Notes:

         2.50%, 7/1/2002                                                                      4,415,130                4,423,288

         3.15%, 7/1/2002                                                                      2,686,000                2,694,335

      Renewal Municipal Temporary Notes:

         2.80%, 2/1/2002                                                                        453,000                  453,000

         4.07%, 2/1/2002                                                                      2,338,000                2,338,000

         3.23%, 5/1/2002                                                                      1,970,000                1,970,000

         2.75%, 6/1/2002                                                                      1,683,000                1,683,000

KENTUCKY--.4%

Ohio County, PCR, VRDN (Big Rivers Electric Corp. Project)

   1.55% (Insured; AMBAC and Liquidity Facility; Credit Suisse)                               3,000,000  (a)           3,000,000

8

                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

LOUISIANA--5.6%

Louisiana Local Government Environment Facilities

  Community Development Authority, Revenue, VRDN

   (LCDA Loan Financing)
   1.70% (Liquidity Facility: AmSouth Bank and
   Banque Paribas and LOC; CDC Funding Corp.)                                                10,000,000  (a)          10,000,000

Louisiana Public Facilities Authority:

  VRDN:

      HR, Hospital Equipment and Capital Financing
         Refunding Program

         1.65%  (LOC; Bank One Corp.)                                                        17,600,000  (a)          17,600,000

      Revenues, Equipment and Capital Facilities
         Pooled Loan Program

         1.59% (LOC; Kredietbank)                                                             5,900,000  (a)           5,900,000

New Orleans Finance Authority, SFMR

   2.30%, 11/14/2002 (LOC; Bayerische Landesbank)                                             7,530,000                7,530,000

MAINE--1.6%

Maine Health and Higher Educational Facilities Authority
  College and University Revenue, Refunding, VRDN

   1.50% (Insured; AMBAC and Liquidity Facility; Kreditbank)                                 11,755,000  (a)          11,755,000

MASSACHUSETTS--1.6%

Groton-Dunstable Regional School District, GO Notes, BAN

   3.25%, 12/21/2001                                                                          2,000,000                2,000,656

Maynard, GO Notes, BAN 2.75%, 2/15/2002                                                       6,000,000                6,007,489

Whitman, GO Notes, BAN 3%, 12/21/2001                                                         4,135,540                4,136,272

MICHIGAN--5.1%

Detroit, Sewage Disposal Revenue, VRDN

  Merlots Program 1.67% (Insured; MBIA and Liquidity

   Facility; First Union Corp.)                                                              10,500,000  (a)          10,500,000

Michigan Hospital Finance Authority, Revenues, VRDN:

  Healthcare Equipment Loan Program

      1.71% (LOC; Michigan National Bank)                                                    19,700,000  (a)          19,700,000

   Refunding (Trinity Health) 1.50%                                                           7,400,000  (a)           7,400,000

MINNESOTA--1.1%

Minnesota School Districts, COP, TAN

  Tax and Aid Anticipation Borrowing Program Certificates

   4%, 2/12/2002                                                                              5,000,000                5,006,580

Saint Paul Housing and Redevelopment Authority, MFHR
   Refunding, VRDN

   (Hampden Square Apartments) 1.70% (LOC; FNMA)                                              2,840,000  (a)           2,840,000

                                                                                                     The Fund 9



                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

MISSISSIPPI--1.5%

Mississippi Business Finance Corporation, IDR, VRDN

  (Bruce Furniture Industries Project)

   1.70% (LOC; Wachovia Bank)                                                                 3,500,000  (a)           3,500,000

Mississippi Development Bank Special Obligation, VRDN
   Merlots Program

   1.67%  (Insured; AMBAC and  LOC; First Union Bank)                                         7,500,000  (a)           7,500,000

MISSOURI--3.8%

Kansas City Industrial Development Authority, Revenue, VRDN

  (Alphapointe Associates for the Blind)

   1.64% (LOC; Firstar Bank)                                                                  5,500,000  (a)           5,500,000

Missouri Health and Educational Facilities Authority:

  Health Facilities Revenue, VRDN

    (Deaconess Long Term Care):

         1.55% (LOC; Bank One Corp.)                                                          8,700,000  (a)           8,700,000

         1.70% (LOC; Bank One Corp.)                                                            100,000  (a)             100,000

   School District Revenue:

      (Camdenton  School District) 3%, 10/21/2002                                             1,345,000                1,353,794

      (Grandview CSD No. 4 School District) 3%, 10/21/2002                                    2,000,000                2,013,076

Saint Charles County Industrial Development Authority

  Industrial Revenue, Refunding, VRDN

  (Country Club Apartments Project)

   1.56% (LOC; LaSalle Bank)                                                                 10,000,000  (a)          10,000,000

MONTANA--.7%

Montana Board Investment, RRR (Colstrip Project)

   3.25%, 4/1/2002 (LOC; Dexia Credit Local de France)                                        5,000,000                5,000,000

NEBRASKA--.3%

American Public Energy Agency, Gas Supply Revenue

  (Nebraska Public Gas Agency Project)

   4.50%, 6/1/2002 (Insured; AMBAC)                                                           2,400,000                2,426,547

NEVADA--.9%

Nevada Housing Division, Multi-Unit Housing Revenue, VRDN

   (Silverado) 1.65% (LOC; FNMA)                                                              6,710,000  (a)           6,710,000

NEW HAMPSHIRE--.7%

New Hampshire Housing Finance Authority, SFHR, VRDN

  Merlots Program

   1.72% (LOC; First Union Bank)                                                              4,995,000  (a)           4,995,000

NEW JERSEY--1.4%

State of New Jersey Transport, Revenue, CP

  1.65%, 2/13/2002 (Liquidity Facility: Bank of Nova Scotia

   and Commerzbank)                                                                          10,000,000               10,000,000

10
                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW MEXICO--.9%

New Mexico Hospital Equipment, Loan Council Revenue, VRDN

  Pooled Loan Program

  1.70% (Liquidity Facility; Landesbank-Hessen Thuringen

   Girozentrale and LOC; CDC Funding Corp.)                                                   6,300,000  (a)           6,300,000

NEW YORK--2.0%

New York, GO Notes, RAN 3%, 4/12/2002                                                         5,000,000                5,018,794

Oneida Indian Nation, Recreational Revenue, VRDN, GO Notes:

   1.65% (LOC; Key Bank Inc.)                                                                 9,600,000  (a)           9,600,000

   1.85% (LOC; Key Bank Inc.)                                                                   100,000  (a)             100,000

NORTH CAROLINA--.4%

Durham County Industrial Facilities and Pollution
  Control Financing Authority, IDR, VRDN

  (Cormetech Inc. Project)

   1.70% (LOC; Wachovia Bank)                                                                 2,800,000  (a)           2,800,000

OHIO--2.0%

Cuyahoga County, Multi-Family Housing and Mortgage Revenue

   (Rainbow Terrace Apartments) 3.25%, 12/13/2001                                             3,510,000  (b)           3,510,800

Dublin City School District, GO Notes

   Construction and Improvement 2.12%, 11/14/2002                                             3,000,000                3,006,150

Grove City, Multi-Family Housing and Mortgage Revenue, VRDN

  (Regency Arms Apartment)

   1.70% (LOC; FNMA)                                                                          3,000,000  (a)           3,000,000

Hamilton County Hospital Facilities Revenues, VRDN

  (Episcopal Retirement Homes Project)

   1.48% (LOC; Fifth Third Bank)                                                              5,000,000  (a)           5,000,000

OKLAHOMA--1.4%

Oklahoma Development Finance Authority, Revenue, VRDN

  (Oklahoma Hospital Association)

  1.70% (Liquidity Facility; Landesbank-Hessen Thuringen

   Girozentrale and LOC; CDC Funding Corp.)                                                  10,000,000  (a)          10,000,000

PENNSYLVANIA--4.0%

Berks County Industrial Development Authority, IDR, VRDN

   (EJB Paving and Materials) 1.75% (LOC; First Union Bank)                                   1,600,000  (a)           1,600,000

Butler County Industrial Development Authority, Revenue

  VRDN (Concordia Lutheran)

   1.75% (Insured; Asset Guaranty and Liquidity
   Facility; Fleet Bank)                                                                      2,400,000  (a)           2,400,000

Lancaster County Hospital Authority, Health Center Revenue

  VRDN (Masonic Homes)

   1.55% (Insured; AMBAC and Liquidity Facility; PNC Bank)                                   11,990,000  (a)          11,990,000

                                                                                                     The Fund 11



                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA (CONTINUED)

Pennsylvania Higher Education Assistance Agency

  Student Loan Revenue, VRDN

   1.60% (Insured; AMBAC and Liquidity Facility; Credit Suisse)                               8,500,000  (a)           8,500,000

Pennsylvania Higher Educational Facilities Authority, College and

  University Revenue, VRDN (Thomas Jefferson University)

   1.49% (Insured; AMBAC and Liquidity Facility;
   Chase Manhattan Bank)                                                                      5,000,000  (a)           5,000,000

RHODE ISLAND--1.5%

Rhode Island Industrial Facilities Corporation, IDR, VRDN

  (Cooley Inc. Project)

   1.65% (LOC; Royal Bank of Scotland)                                                        2,750,000  (a)           2,750,000

Rhode Island Student Loan Authority, Student Loan Revenue

   VRDN 1.60% (LOC; State Street Bank and Trust Co.)                                          8,000,000  (a)           8,000,000

SOUTH CAROLINA--1.4%

Town of Lexington, Water and Sewer Revenue, VRDN

   1.80% (Insured; MBIA and Liquidity Facility; South Trust Bank)                             5,800,000  (a)           5,800,000

Spartanburg County School District, BAN 3.50%, 5/15/2002                                      4,550,000                4,560,789

SOUTH DAKOTA--.7%

South Dakota Housing Development Authority, Housing Revenue

   (Homeownership Mortgage) 3.25%, 4/3/2002                                                   5,200,000  (b)           5,200,000

TENNESSEE--4.3%

Johnson City Health and Educational Facilities Board, HR

  VRDN, Merlots Program 1.72% (Insured; MBIA and Liquidity

   Facility; First Union Bank)                                                                4,995,000  (a)           4,995,000

Metropolitan Government Nashville and Davidson County Health

  and Educational Facilities Board, College and University

   Revenue, VRDN (Vanderbilt University) 1.45%                                                8,900,000  (a)           8,900,000

Sevier County Public Building Authority, Revenues, VRDN

  (Local Government Public Improvement):

      1.55% (Insured; AMBAC)                                                                  3,715,000  (a)           3,715,000

      1.55% (Insured; AMBAC and Liquidity Facility;

         Landesbank Hessen-Thuringen Girozentrale)                                            4,310,000  (a)           4,310,000

Shelby County Health, Educational and Housing Facility Board
   HR, CP (Baptist Memorial Hospital) 2%, 12/18/2001
   (LOC; Bank of America)                                                                    10,000,000               10,000,000

TEXAS--12.4%

Brazos Harbor Industrial Development Corporation
  Industrial Revenue

   VRDN (BASF Corp. Project) 1.50%                                                            5,000,000  (a)           5,000,000

12

                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TEXAS (CONTINUED)

Brazos River Authority, PCR, Refunding, VRDN

  (Texas Utilities Electric Co.)

   1.65% (LOC; The Bank of New York)                                                         20,000,000  (a)          20,000,000

Capital Industrial Development Corporation, SWDR, VRDN

  (Texas Disposal System Inc. Project)

   1.70% (LOC; Bank of America)                                                               5,200,000  (a)           5,200,000

Dallas, Airport Revenue

   5%, 4/1/2002 (Insured; AMBAC)                                                              4,995,000                5,023,709

Fort Worth, Water and Sewer Revenue
   Refunding and Improvement

   5%, 2/15/2002                                                                              2,350,000                2,358,321

Houston, Water and Sewer System Revenue, CP

  1.70%, 2/14/2002 (Liquidity Facility: Bayerische Landesbank

   and Westdeutsche Landesbank)                                                               5,000,000                5,000,000

Panhandle-Plains Higher Education Authority Inc.

  Student Loan Revenue, VRDN

   1.55% (LOC; Student Loan Marketing Association)                                           12,700,000  (a)          12,700,000

State of Texas, TRAN 3.75%, 8/29/2002                                                        10,000,000               10,093,454

Texas Department Housing and Community Affairs, Residential

   Mortgage Revenue 2.20%, 7/1/2002                                                           6,000,000                6,000,000

Texas Municipal Power Agency, Revenue, CP

  2.10%, 12/3/2001 (Liquidity Facility: Bayerische
  Landesbank, Morgan Guaranty Trust Co. and

   State Street Bank and Trust Co.)                                                          10,000,000               10,000,000

Texas Public Finance Authority, Revenue
   CP 2.05%, 12/10/2001                                                                      10,000,000               10,000,000

UTAH--3.0%

Intermountain Power Agency, Power Supply Revenue:

  2.05% (Insured; AMBAC, Liquidity Facility; Landesbank

    Hessen-Thuringen Girozentrale and LOC; Landesbank

      Hessen-Thuringen Girozentrale)                                                          7,000,000                7,000,000

   CP 2.05%, 1/8/2002 (Liquidity Facility: Bank of America

      and Bank of Nova Scotia)                                                               15,000,000               15,000,000

VIRGINIA--2.2%

Richmond Industrial Development Authority, Revenue, VRDN

  (Cogentrix of Richmond Project)

   1.75% (LOC; Banque Paribas)                                                                4,000,000  (a)           4,000,000

                                                                                                     The Fund 13



                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

VIRGINIA (CONTINUED)

Virginia Housing Development Authority Commonwealth
   Mortgage Revenue 2.05%, 12/27/2001                                                        12,200,000               12,199,559

WASHINGTON--1.7%

Chelan County Public Utility District Number 001
  Consolidated Revenue

  VRDN, Merlots Program 1.72%

   (Insured; MBIA and Liquidity Facility; First Union Corp.)                                  7,000,000  (a)           7,000,000

Port Seattle, Revenue, VRDN

  Merlots Program 1.72%

   (Insured; FGIC and Liquidity Facility; First Union Bank)                                   5,740,000  (a)           5,740,000

WEST VIRGINIA--1.0%

Pendleton County, IDR, VRDN

   (Greer Steel Project) 1.70% (LOC; PNC Bank)                                                2,400,000  (a)           2,400,000

West Virginia Hospital Finance Authority, Revenues, VRDN

  WVHA Pooled Loan Financing Program 1.65%
  (LOC: Bank of America, Bank of Nova Scotia

   and Banque Paribas)                                                                        4,600,000  (a)           4,600,000

WYOMING--1.8%

Campbell County, IDR (Two Elk Power General Station Project)

   2.10%, 12/3/2002 (Liquidity Facility; Bayerishe Landesbank)                                7,000,000                7,000,000

Wyoming Community Development Authority, Housing Revenue

   4.45%, 12/1/2001                                                                           6,000,000                6,000,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $747,017,911)                                                            101.8%              747,018,690

LIABILITIES, LESS CASH AND RECEIVABLES                                                            (1.8%)             (13,231,251)

NET ASSETS                                                                                       100.0%              733,787,439


14

Summary of Abbreviations

AMBAC                     American Municipal Bond                          LOC                       Letter of Credit
                            Assurance Corporation
                                                                           MBIA                      Municipal Bond Investors
BAN                       Bond Anticipation Notes                                                      Assurance Insurance
                                                                                                       Corporation
COP                       Certificate of Participation
                                                                           MFHR                      Multi-Family Housing Revenue
CP                        Commercial Paper
                                                                           PCR                       Pollution Control Revenue
FGIC                      Financial Guaranty Insurance
                            Company                                        RAN                       Revenue Anticipation Notes

FHLM                      Federal Home Loan Mortgage                       RRR                       Resource Recovery Revenue

FNMA                      Federal National Mortgage                        SFHR                      Single Family Housing Revenue
                            Association
                                                                           SFMR                      Single Family Mortgage Revenue
FSA                       Financial Security Assurance
                                                                           SWDR                      Solid Waste Disposal Revenue
GNMA                      Government National Mortgage
                          Association                                      TAN                       Tax Anticipation Notes

GO                        General Obligation                               TRAN                      Tax and Revenue Anticipation
                                                                                                       Notes
HR                        Hospital Revenue
                                                                           VRDN                      Variable Rate Demand Notes
IDR                       Industrial Development Revenue



Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

F1+/F1                           VMIG1/MIG1,P1                   SP1+/SP1,A1+/A1                                  83.7

AAA/AA(c)                        Aaa/Aa(c)                       AAA/AA(c)                                        10.4

Not Rated(d)                     Not Rated(d)                    Not Rated(d)                                      5.9

                                                                                                                 100.0

(A)  SECURITIES  PAYABLE  ON DEMAND.  VARIABLE  INTEREST  RATE--SUBJECT  TO
     PERIODIC CHANGE.

(B)  BONDS WHICH ARE  PREREFUNDED  ARE  COLLATERALIZED  BY U.S.  GOVERNMENT
     SECURITIES  WHICH ARE HELD IN ESCROW AND ARE USED TO PAY PRINCIPAL AND
     INTEREST ON THE MUNICIPAL ISSUE AND TO RETIRE THE BONDS IN FULL AT THE
     EARLIEST REFUNDING DATE.

(C)  NOTES WHICH ARE NOT F, MIG OR SP RATED ARE REPRESENTED BY BOND RATINGS
     OF THE ISSUERS.

(D)  SECURITIES  WHICH,  WHILE NOT RATED BY FITCH,  MOODY'S AND  STANDARD &
     POOR'S,  HAVE  BEEN  DETERMINED  BY THE  MANAGER  TO BE OF  COMPARABLE
     QUALITY TO THOSE RATED SECURITIES IN WHICH THE FUND MAY INVEST.


SEE NOTES TO FINANCIAL STATEMENTS.


                                                             The Fund 15

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2001

                                                             Cost          Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           747,017,911   747,018,690

Interest receivable                                                   3,257,010

Prepaid expenses                                                         25,346

                                                                    750,301,046
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           429,559

Cash overdraft due to Custodian                                       8,958,323

Payable for investment securities purchased                           7,000,000

Accrued expenses                                                        125,725

                                                                     16,513,607
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      733,787,439
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     733,800,013

Accumulated net realized gain (loss) on investments                     (13,353)

Accumulated gross unrealized appreciation

   on investments                                                           779
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      733,787,439

NET ASSET VALUE PER SHARE



                                                                              Class A                Class B                Class X
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                                            285,965,611            447,614,066                207,762

Shares Outstanding                                                        286,257,497            447,616,029                207,763
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                    1.00                   1.00                   1.00



SEE NOTES TO FINANCIAL STATEMENTS.

16

STATEMENT OF OPERATIONS

Year Ended November 30, 2001

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST                                                            23,016,908

EXPENSES:

Management fee--Note 2(a)                                            3,728,273

Shareholder servicing costs--Note 2(c)                               1,433,165

Distribution fees--Note 2(b)                                           867,923

Custodian fees                                                          66,332

Registration fees                                                       59,482

Professional fees                                                       41,452

Prospectus and shareholders' reports                                    24,726

Directors' fees and expenses--Note 2(d)                                 22,745

Miscellaneous                                                           16,469

TOTAL EXPENSES                                                       6,260,567

Less--reduction in shareholder servicing costs due to

   undertaking--Note 2(c)                                             (244,737)

NET EXPENSES                                                         6,015,830

INVESTMENT INCOME--NET                                              17,001,078
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1 (B)($):

Net realized gain (loss) on investments                                 (1,328)

Net unrealized appreciation (depreciation) on investments                  779

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                    (549)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                17,000,529

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 17

STATEMENT OF CHANGES IN NET ASSETS

                                                      Year Ended November 30,
                                            ------------------------------------

                                                     2001                 2000
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         17,001,078           21,379,921

Net realized gain (loss) on investments            (1,328)                  --

Net unrealized appreciation (depreciation)

   on investments                                     779                   --

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                             17,000,529           21,379,921
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A Shares                                 (7,864,282)          (8,916,330)

Class B Shares                                 (9,131,745)         (12,456,801)

Class X Shares                                     (5,051)              (6,790)

TOTAL DIVIDENDS                               (17,001,078)         (21,379,921)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

Class A shares                              1,150,136,337        1,292,677,023

Class B shares                              1,537,149,000        1,732,550,055

Class X shares                                         --              301,432

Dividends reinvested:

Class A shares                                  7,621,070            8,595,125

Class B shares                                  9,061,662           12,177,965

Class X shares                                      3,724                5,183

Cost of shares redeemed:

Class A shares                            (1,143,429,748)      (1,315,482,865)

Class B shares                            (1,510,637,323)      (1,708,791,133)

Class X shares                                   (78,817)             (24,760)

INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL STOCK TRANSACTIONS                  49,825,905           22,008,025

TOTAL INCREASE (DECREASE) IN NET ASSETS        49,825,356           22,008,025
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           683,962,083          661,954,058

END OF PERIOD                                 733,787,439          683,962,083

SEE NOTES TO FINANCIAL STATEMENTS.

18

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                                                                         Year Ended November 30,
                                                                ---------------------------------------------------------------

CLASS A SHARES                                                   2001         2000          1999           1998          1997
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value, beginning of period                             1.00         1.00          1.00           1.00          1.00

Investment Operations:

Investment income--net                                           .026         .035          .027           .030          .031

Distributions:

Dividends from investment income--net                           (.026)       (.035)        (.027)         (.030)        (.031)

Net asset value, end of period                                   1.00         1.00          1.00           1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                 2.59         3.56          2.71           3.02          3.14
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                           .57          .58           .58            .60           .62

Ratio of net investment income
   to average net assets                                         2.50         3.51          2.68           2.98          3.09
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                         285,966      271,638       285,849        280,398       273,058

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 19

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                          Year Ended November 30,
                                                                -------------------------------------------------------------------

CLASS B SHARES                                                   2001         2000          1999           1998          1997
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                             1.00         1.00          1.00           1.00          1.00

Investment Operations:

Investment income--net                                           .021         .031          .023           .026          .028

Distributions:

Dividends from investment income--net                           (.021)       (.031)        (.023)         (.026)        (.028)

Net asset value, end of period                                   1.00         1.00          1.00           1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                 2.16         3.16          2.31           2.64          2.86
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                           .98          .98           .98            .96           .95

Ratio of net investment income
   to average net assets                                         2.12         3.10          2.29           2.59          2.87

Decrease reflected in above expense ratios
   due to undertakings by
   The Dreyfus Corporation                                        .06          .07           .07            .09           .16
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                         447,614      412,041       376,104        377,636       263,008



SEE NOTES TO FINANCIAL STATEMENTS.

20

                                                                                       Year Ended November 30,
                                                                                 --------------------------------

CLASS X SHARES                                                                         2001     2000    1999(a)
---------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value, beginning of period                                                   1.00     1.00    1.00

Investment Operations:

Investment income--net                                                                 .021     .031    .012

Distributions:

Dividends from investment income--net                                                 (.021)   (.031)  (.012)

Net asset value, end of period                                                         1.00     1.00    1.00
---------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                                       2.10     3.12    2.43(b)
---------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                                1.03     1.05    1.05(b)

Ratio of net investment income
   to average net assets                                                               2.14     3.19    2.22(b)

Decrease reflected in above expense ratios
   due to undertakings by The Dreyfus Corporation                                       .03      .07     .18(b)
---------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                                                   208      283       1

(A) FROM JUNE 1, 1999 (COMMENCEMENT OF INITIAL OFFERING) TO NOVEMBER 30, 1999.

(B) ANNUALIZED.


SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 21

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

General Municipal Money Market Fund (the "fund") is a separate diversified series of General Municipal Money Market Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company, currently offering one series, which is the fund. The fund's investment objective is to maximize current income exempt from Federal income tax to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge. The fund is authorized to issue 16.5 billion shares of $.001 par value Common Stock. The fund is currently authorized to issue three classes of shares: Class A (15 billion shares authorized), Class B. (1 billion shares authorized) and Class X shares (500 million shares authorized) Class A shares, Class B shares and Class X shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class B and Class X shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A, Class B and Class X shares are subject to a shareholder services plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

22

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost, which has been determined by the fund's Board of Directors to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $24,998 during the period ended November 30, 2001 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax

                                                                     The Fund 23

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

The fund has an unused capital loss carryover of approximately $10,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2001. If not applied, $9,000 of the carryover expires in fiscal 2006 and $1,000 expires in fiscal 2009.

At November 30, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1/2% of the average value of the fund's net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended November 30, 2001, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Distribution Plan with respect to Class B ("Class B Distribution Plan") adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005 of 1% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for pay-

24

ments made to third parties for distributing shares at an annual rate of .20 of 1% of the value of their average daily net assets. During the period ended November 30, 2001, Class B shares were charged $867,334 pursuant to the Class B Distribution Plan.

Under the Distribution Plan with respect to Class X ("Class X Distribution Plan") adopted pursuant to Rule 12b-1 under the Act, Class X shares pay the Distributor for distributing Class X shares at an annual rate of .25 of 1% of the value of their average daily net assets. During the period ended November 30, 2001, Class X shares were charged $589 pursuant to the Class X Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2001, Class A shares were charged $79,814 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B and Class X ("Shareholder Services Plan") Class B and Class X shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for servicing shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B and Class X shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of their services. The Distributor determines the amounts to be paid to Service Agents.

                                                            The Fund 25

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The Manager had undertaken from December 1, 2000 through October 31, 2001, and December 1, 2000 through November 30, 2001, respectively, that if the aggregate expenses of Class B and Class X shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceeded .98 of 1% for Class B shares and 1.05% for Class X shares, of their average daily net assets, the Manager will reimburse the expenses of the fund under the Shareholder Services Plan, to the extent of any excess expense and up to the full fee payable under the Shareholder Services Plan. The Manager has undertaken, for Class B shares, from October 31, 2001 through November 30, 2001, that if the aggregate expenses of Class B (exclusive of certain expenses as described above) exceed an annual rate of 1% of the value of the average daily net assets of Class B, the Manager would reimburse the expenses of the Class B Shareholder Services Plan to the extent of any excess expenses and up to the full fee payable under such Class B Shareholder Services Plan. During the period ended November 30, 2001, Class B and Class X shares were charged $1,078,264 and $589, respectively, pursuant to the Shareholder Services Plan, of which $244,671 and $66, respectively, were reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2001, the fund was charged $34,299 pursuant to the transfer agency agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $50,000 and an attendance fee of $6,500 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Company's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

26

REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Directors
General Municipal Money Market Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of General Municipal Money Market Fund (one of the funds comprising General Municipal Money Market Funds, Inc.) as of November 30, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2001 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General Municipal Money Market Fund, at November 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with accounting principles generally accepted in the United States.

                                   [ERNST & YOUNG LLP SIGNATURE LOGO]
New York, New York
January 7, 2002

                                                             The Fund 27


IMPORTANT TAX INFORMATION (Unaudited)

In accordance with Federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended November 30, 2001 as "exempt-interest dividends" (not generally subject to regular Federal income tax).


                                                           For More Information

                        General Municipal Money Market Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        15 Broad Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9263
                        Boston, MA 02205-8501

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
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(c) 2002 Dreyfus Service Corporation                                  918AR1101